COMMITMENTS (Tables)	3 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payments
Six Months ending 12/31/2013		$19,630
Years ending December 31:
	2014	40,370
	2015	41,811
	2016	43,275
	2017	44,787
	2018	11,292
Total		$201,165